INVESTMENTS IN AFFILIATES - Other investments (Details)			1 Months Ended	12 Months Ended
	Mar. 05, 2021 USD ($) shares	Mar. 05, 2021 JPY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 JPY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2021	Sep. 05, 2018 shares	Oct. 26, 2017 shares	Dec. 31, 2015
Other investments
Subscription amount				$ 54,004,000		$ 17,758,000	$ 7,684,000
Equity in earnings (loss) of unconsolidated investees				7,256,000		10,779,000	28,948,000
Impairment loss of investment				0		24,060,000	0
Gain on sale of interest in affiliates				$ 10,392,000		$ 13,936,000	$ 1,928,000
Canadian Solar Infrastructure Fund, Inc
Other investments
Stock Issued During Period, Shares, New Issues | shares	151,500	151,500
Investment price per unit | ¥ / shares		¥ 125,115
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership percentage				4.78%	4.78%	4.78%					4.78%
Canadian Solar Infrastructure Fund, Inc
Other investments
Subscription amount	$ 25,683	¥ 2,843,238		$ 55,697	¥ 6,247,998
Ownership percentage				14.64%	14.64%	14.66%
Number of Units Purchased | shares		22,725		56,620	56,620				7,000
Canadian Solar Infrastructure Fund, Inc | Initial public offer
Other investments
Number of Units Purchased | shares										25,395
Canadian Solar Infrastructure Fund, Inc | Private placement
Other investments
Number of Units Purchased | shares										1,500
RE Crimson Holdings LLC
Other investments
Ownership percentage			20.00%
Interest sold (in percent)			80.00%
Gain on sale of interest in affiliates			$ 123,135,000
Net assets derecognized			$ 42,333,000
Horus Solar S.A. De Capital Variable ("Horus") and Recursos Solares PV De Mxico II S.A. De Capital Variable ("Recursos") [Member]
Other investments
Ownership percentage				49.00%	49.00%
Gain on sale of interest in affiliates				$ 113,843,000		$ 100,896,000
Net assets derecognized				$ 7,527,000		$ 10,363,000
JuSheng (Suzhou) Solar Tech Co., Ltd
Other investments
Ownership percentage				4.55%	4.55%			4.55%